CAPITAL STRUCTURE (Details Narrative) - USD ($)								1 Months Ended										3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 14, 2022	May 02, 2022	Dec. 08, 2021	Aug. 04, 2021	Jul. 19, 2021	Feb. 05, 2021	Jul. 13, 2020	May 25, 2022	Feb. 28, 2022	Dec. 29, 2021	Sep. 15, 2021	Jun. 23, 2021	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 01, 2022	Mar. 31, 2022	Dec. 21, 2021	Jul. 13, 2021	Oct. 29, 2020	Dec. 31, 2019
Preferred stock, shares authorized																		100,000,000			100,000,000		100,000,000	100,000,000
Restricted shares of Common stock																				1,800,000	1,800,000
Stock earned per month																				200,000	200,000
Retained agreement descriptions																					The shares were valued on the date of the agreement at $3.28 per share or $5,904,000, which was be amortized over the term of the agreement.
Expenses during Consulting Agreement																		$ 0	$ 3,157,451		$ 0	$ 3,157,451
Conversion of Debt																		1,190,000			1,190,000		$ 550,144		$ 0
Liquidated damages payable								$ 187,970
Deemed dividend								$ 8,189,515
Conversion price description								from $3.00 to $0.62152
Extinguishment of debt																		$ 216,580			216,580		124,711
Gain Extinguishment of debt																					$ 216,580
Fair value per share																		$ 4.09			$ 4.09
Conversion price								$ 0.62152
Conversion of stock in to common stock		39,339																			4,892,222
Conversion of stock value		$ 38,144																			$ 2,427,693
Convertible stock		26,515																			3,034
Derivative liability																		$ 41,291			$ 41,291		$ 45,665	$ 460,728	$ 11,629	$ 30,664				$ 0
Issue shares of common stock																					1,284,787
Cashless exercise warrants																					3,488,171
Common stock, shares authorized																		300,000,000			300,000,000		300,000,000	300,000,000
Common stock, shares issued																		23,998,857			23,998,857		17,544,509	13,485,128	39,339
Common stock, shares outstanding																		23,611,433			23,611,433		17,157,085	13,069,800
Series A preferred stock																		$ 5,452,300			$ 5,452,300
Cancellation of treasury shares											57,120
Extinguishment of debt																							$ 2,564,363
Cancellation of treasury shares, value											$ 171,360
Common stock, shares issued																							17,544,509	13,485,128
Common stock shares authorized																							300,000,000	300,000,000
Stock-based compensation																							$ 5,904,000
Stock-based compensation, shares earned																				1,800,000
Capital contribution																							$ 959,025
Stock held in treasury, value						$ 250,000											$ 40,000
Share price						$ 3.85
Preferred stock, shares outstanding																							0	0
Deemed dividend on warrants																		0	$ 0		5,788,493	0
Additional paid-in capital																		$ 59,861,359			59,861,359		$ 39,675,753	$ 14,333,285
Gain on debt extinguishment																					$ 1,004,124	$ 445,636	606,667	942,029
Issuance of Warrants [Member]
Deemed dividend	$ 8,480,379
Conversion price description	$3.30 to $0.62152
Warrants grant	8,619,127							33,333
Stock based compensation								$ 24,101
Common stock fair value	$ 1.07							$ 1.07
Exercise price	$ 0.62152							$ 3.30
Volatility	121.47%							107.30%
Dividend rate	0.00%							0.00%
Term	5 years							5 years 2 months 26 days
Discount rate	2.99%							2.71%
Principal amount	$ 2,000,000
Derivative liability[Member]
Additional paid-in capital																							$ 284,169
Series A Preferred Stock [Member]
Preferred stock, shares authorized																		6,000,000			6,000,000		6,000,000
Preferred stock, shares outstanding																		2,966			2,966		0
Preferred stock, Liquidation Preference																		6,000,000			6,000,000
Preferred stock, shares issued																		6,000			6,000		0
Series A Preferred Stock [Member] | Private Placement [Member]
Sales of shares									6,000
Warrants									2,000,000
Aggregate gross proceeds warrants									$ 6,000,000
Warrants, Description									The Warrants were initially exercisable to purchase shares of common stock at $3.30 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants.
Warrants Black-Scholes option pricing model , Description									The warrants were valued using the Black-Scholes option pricing model with the following terms: a) exercise price of $3.30, b) common stock fair value of $3.42, c) volatility of 118%, d) discount rate of $1.71%, and e) dividend rate of 0%.
Additional value of Warrants									2,000,000
Deemed dividend on warrants																					$ 5,788,493
Debt Exchange Agreements
Capital contribution																							$ 10
Principal amount												$ 3,000,000
Exchange rate												$ 6.00
Increase in equity			$ 750,000																				1,000,000
Debt Exchange Agreement [Member]
Common stock, shares issued				321,300																									259,741
Share issued price per share																													$ 3.85
Debt Exchange Agreement [Member] | Chief Executive Officer [Member]
Principal amount			125,000		$ 1,250,000	$ 3,010,000						$ 3,000,000																$ 1,000,000
Aggregate common stock value			$ 750,000
Exchange rate			$ 6.00		$ 6.00
Increase in equity																							1,250,000
Exchange share of common stock					208,333
Share issued price per share			3.44		$ 4.30	$ 3.28						$ 5.00																$ 4.03
Debt Exchange Agreement [Member] | Lender [Member]
Principal amount				$ 1,606,500		$ 3,010,000						$ 3,000,000																$ 1,000,000
Shares issued						781,819
Exchange rate			$ 6.00	$ 5.00		$ 3.85						$ 6.00																$ 6.00
Exchange share of common stock			750,000				166,667					500,000
Share issued price per share				$ 4.09		$ 3.28						$ 5.00																$ 4.03
Increase in equity				$ 1,314,117		$ 455,636																	3,000,000
Gain on debt extinguishment																							445,636
Debt Conversions [Member]
Capital contribution																					$ 973,420		$ 550,144
Shares issued						781,819												238,000			238,000		213,382
Stock Purchase Agreement [Member] | February [Member] | Shareholder [Member]
Stock held in treasury, value						$ 250,000
Share price						$ 3.85
Treasury stock sell						65,000
Stock Purchase Agreement [Member] | July [Member] | Shareholder [Member]
Common stock, shares purchased																	10,000
Common stock, purchase price																	$ 4.00
Aggregate common stock value																	$ 40,000
Payment made against shares purchased																								40,000
Stock Purchase Agreement [Member] | August [Member] | Shareholder [Member]
Common stock, shares purchased																10,000
Common stock, purchase price																$ 4.00
Aggregate common stock value																$ 40,000
Payment made against shares purchased																								40,000
Stock Purchase Agreement [Member] | Sepetember [Member] | Shareholder [Member]
Common stock, shares purchased															10,000
Common stock, purchase price															$ 4.00
Aggregate common stock value															$ 40,000
Payment made against shares purchased																								40,000
Stock Purchase Agreement [Member] | October [Member] | Shareholder [Member]
Common stock, shares purchased														10,000
Common stock, purchase price														$ 4.00
Aggregate common stock value														$ 40,000
Payment made against shares purchased																								40,000
Stock Purchase Agreement [Member] | November [Member] | Shareholder [Member]
Common stock, shares purchased													10,000
Common stock, purchase price													$ 4.00
Aggregate common stock value													$ 40,000
Payment made against shares purchased																								$ 40,000
Stock Purchase Agreement [Member] | December [Member] | Shareholder [Member]
Common stock, shares purchased										94,216
Common stock, purchase price										$ 4.00
Aggregate common stock value										$ 376,863
Common Stock
Extinguishment of debt																							$ 1,314,117
Share price																							$ 2.58				$ 2.58